FINANCING - Investor Warrants (Details) - USD ($)				1 Months Ended	12 Months Ended
	Jul. 14, 2022	Mar. 13, 2022	Oct. 28, 2021	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Feb. 24, 2023	Aug. 02, 2022	Jul. 13, 2022	Jun. 30, 2022
Class of Warrant or Right [Line Items]
Net proceeds					$ 5,849,266	$ 14,877,332
Number of warrants outstanding	33,333
Change in fair value of warrant liability	$ 491,000					(77,237)
Deemed dividend on warrant modification						$ 65,266
Altium Agreement
Class of Warrant or Right [Line Items]
Warrants, exercise price of warrants (in dollars per share)									$ 597
ADS
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)							280,000			28,508
Warrants, exercise price of warrants (in dollars per share)	$ 0.00						$ 60.00	$ 0.00
ADS | Altium
Class of Warrant or Right [Line Items]
Number of warrants outstanding								33,333
ADS | Altium Agreement | Altium
Class of Warrant or Right [Line Items]
Warrants, exercise price of warrants (in dollars per share)	$ 0.00								$ 597
Private Placement
Class of Warrant or Right [Line Items]
Aggregate purchase price			$ 17,000,000.0
Net proceeds			10,100,000
Private Placement | Bridge Notes
Class of Warrant or Right [Line Items]
Aggregate purchase price			$ 5,000,000.0
Series A Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)		28,508
Warrants, exercise price of warrants (in dollars per share)		$ 597
Investor warrants maturity term		5 years
Series B Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)		28,508
Series C Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)		15,931
Series B Warrants and Series C Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Investor warrants maturity term		2 years
Investor Exchange Warrants American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)				8,256
Warrants, exercise price of warrants (in dollars per share)				$ 597
Investor warrants maturity term				5 years